Prospectus Supplement — September 30, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) Emerging Markets Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia VP - Emerging Markets Opportunity Fund
The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia VP - Emerging Markets Opportunity Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3	Columbia VP — Emerging Markets Opportunity Fund:	Class 3			19.76%	12.28%	14.52%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)		Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.88%	12.78%	15.89%
MSCI Emerging Markets Index (Gross)		MSCI Emerging Markets Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index		(reflects no deduction for taxes)	20.14%	11.25%	15.17%
[1]	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) Emerging Markets Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia VP - Emerging Markets Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark.
Columbia VP - Emerging Markets Opportunity Fund | Class 3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Emerging Markets Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	19.76%
5 years	rr_AverageAnnualReturnYear05	12.28%
10 years	rr_AverageAnnualReturnYear10	14.52%
Columbia VP - Emerging Markets Opportunity Fund | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 years	rr_AverageAnnualReturnYear10	15.89%
Columbia VP - Emerging Markets Opportunity Fund | MSCI Emerging Markets Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 years	rr_AverageAnnualReturnYear10	16.23%
Columbia VP - Emerging Markets Opportunity Fund | Lipper Emerging Markets Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Emerging Markets Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	20.14%
5 years	rr_AverageAnnualReturnYear05	11.25%
10 years	rr_AverageAnnualReturnYear10	15.17%

[1]	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.